Segment Information (Details 4) (Individual foreign country, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total sales | South Africa
Concentration Risk
Net sales	$ 622,354,000	$ 420,277,000	$ 292,547,000
Percentage of revenues	11.00%	10.00%	8.00%
Total sales | Minimum
Concentration Risk
Threshold percentage which the entity uses for disclosure of concentration of risk	10.00%	10.00%	10.00%
Accounts Receivable | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 221,584,000	$ 183,163,000